Statement of Changes In Stockholders’ Equity (Deficit) - USD ($)	Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
BALANCE at Dec. 31, 2019	$ 26,633	$ 9,466,475	$ (9,451,218)	$ 41,890
BALANCE (in Shares) at Dec. 31, 2019	26,631,603
Common stock issued for cash at $1.00 per share	$ 200	199,800		200,000
Common stock issued for cash at $1.00 per share (in Shares)	200,000
Net loss			(1,840,593)	(1,840,593)
BALANCE at Dec. 31, 2020	$ 26,833	9,666,275	(11,291,811)	(1,598,703)
BALANCE (in Shares) at Dec. 31, 2020	26,831,603
Net loss			(2,955,949)	(2,955,949)
BALANCE at Dec. 31, 2021	$ 26,833	$ 9,666,275	$ (14,247,760)	$ (4,554,652)
BALANCE (in Shares) at Dec. 31, 2021	26,831,603